Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2020	$ 33,689	$ 18,138	$ 53,221,610	$ 191,716	$ 3,216,071	$ (5,787,965)	$ 614,669	$ 51,507,928
Balance, shares at Jun. 30, 2020	16,844,631	9,069,000
Capital contribution made by non-controlling shareholders							104,190	104,190
Net(Income) loss for the year					1,512,364		(213,336)	1,299,028
Disposition of a subsidiary							(29,146)	(29,146)
Issuance shares for Private placement	$ 6,910		6,604,522					6,611,432
Issuance shares for private placement, shares	3,455,130
Options granted for services			142,158					142,158
Issuance shares for services	$ 500		387,000					387,500
Issuance shares for services, shares	250,000
Share option exercised	$ 12		(12)
Share option exercised, shares	6,053							10,000
Statutory reserve				99,727	(99,727)
Foreign currency translation loss						4,827,680	51,635	4,879,315
Balance at Jun. 30, 2021	$ 41,111	$ 18,138	60,355,278	291,443	4,628,708	(960,285)	528,012	64,902,405
Balance, shares at Jun. 30, 2021	20,555,814	9,069,000
Net(Income) loss for the year					3,235,559		(219,427)	3,016,132
Issuance shares for Private placement	$ 15,561		19,109,359					19,124,920
Issuance shares for private placement, shares	7,780,736
Options granted for services			11,831					11,831
Share option exercised	$ 446		179,554					$ 180,000
Share option exercised, shares	222,750							270,000
Foreign currency translation loss						(3,192,292)	(11,156)	$ (3,203,448)
Exercise of warrants	$ 3,292		4,440,844					4,444,136
Exercise of warrants, shares	1,645,959
Balance at Jun. 30, 2022	$ 60,410	$ 18,138	84,096,866	291,443	7,864,267	(4,152,577)	297,429	88,475,976
Balance, shares at Jun. 30, 2022	30,205,259	9,069,000
Net(Income) loss for the year					(7,200,263)		(259,211)	$ (7,459,474)
Share option exercised, shares
Foreign currency translation loss						(6,193,255)	(10,999)	$ (6,204,254)
Adjustment relating to non-controlling interest							(26,245)	(26,245)
Share-based compensation for services	$ 1,700		1,557,602					1,559,302
Share based compensation for services shares	850,000
Balance at Jun. 30, 2023	$ 62,110	$ 18,138	$ 85,654,468	$ 291,443	$ 664,004	$ (10,345,832)	$ 974	$ 76,345,305
Balance, shares at Jun. 30, 2023	31,055,259	9,069,000